Quarterly Holdings Report
for
Fidelity® SAI Sustainable Municipal Income Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MNI-NPRT1-0626
1.9904938.104
Municipal Securities - 101.4%
	Principal Amount (a)	Value ($)
Alabama - 10.3%
Education - 0.1%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	100,000	101,155
Electric Utilities - 2.8%
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 3.48% 4/1/2031 VRDN (b)(d)	500,000	500,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 3.53% 8/1/2063 VRDN (b)(d)	1,330,000	1,330,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) 3.48% 12/1/2038 VRDN (b)(d)	600,000	600,000
TOTAL ELECTRIC UTILITIES		2,430,000
General Obligations - 7.4%
Black Belt Energy Gas District 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	100,000	105,079
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	104,557
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	200,000	209,934
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	10,000	10,467
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	735,000	771,347
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed) (c)	1,000,000	1,066,298
Black Belt Energy Gas District Series 2026B, 5% 12/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	900,000	957,914
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	350,000	365,919
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	500,000	502,526
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	106,312
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	110,000	116,005
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	800,000	849,112
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	250,000	269,205
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	780,000	833,585
TOTAL GENERAL OBLIGATIONS		6,268,260
TOTAL ALABAMA		8,799,415
Arizona - 1.5%
General Obligations - 0.6%
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	25,000	23,362
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	170,000	182,237
Tempe AZ Gen. Oblig. 5% 7/1/2042	275,000	300,018
TOTAL GENERAL OBLIGATIONS		505,617
Health Care - 0.1%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	100,000	108,649
Housing - 0.5%
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (b)	350,000	348,160
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(d)	120,000	121,161
Water & Sewer - 0.2%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	195,000	205,322
TOTAL ARIZONA		1,288,909
California - 3.8%
Education - 0.7%
California Infrastructure & Economic Development Bank (University CA Revs Proj.) Series 2017, 5% 5/15/2047	25,000	25,488
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	10,000	9,644
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	5,000	5,122
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2046	340,000	299,220
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2051	100,000	83,217
California St Univ Rev Series 2021 A, 3% 11/1/2052	135,000	99,552
University CA Revs Series 2020 BE, 5% 5/15/2042	10,000	10,551
TOTAL EDUCATION		532,794
Escrowed/Pre-Refunded - 0.0%
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	25,000	26,089
General Obligations - 2.4%
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	405,000	430,399
Corona-Norco Calif Uni Sch Dis Series C, 3% 8/1/2044	500,000	416,550
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034 (Build America Mutual Assurance Co Insured)	15,000	14,508
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Inc Insured)	115,000	83,533
Fontana CA Uni Sch Dist Series B, 0% 8/1/2030 (Assured Guaranty Inc Insured) (e)	125,000	110,439
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	250,000	274,964
Poway CA Unified Sch Dist 0% 8/1/2031 (e)	110,000	94,924
Poway CA Unified Sch Dist 0% 8/1/2039 (e)	100,000	62,288
San Diego CA Uni Sch Dist 0% 7/1/2044 (e)	100,000	47,513
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (e)	10,000	4,476
San Jose Evergreen CA Cmty Col Gen. Oblig. Series B, 3% 9/1/2036	20,000	19,130
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	25,000	19,934
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048 (Build America Mutual Assurance Co Insured)	200,000	155,549
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	300,000	280,847
TOTAL GENERAL OBLIGATIONS		2,015,054
Housing - 0.1%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	91,991	91,434
Resource Recovery - 0.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(d)	120,000	124,781
Transportation - 0.4%
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (d)	315,000	345,291
Water & Sewer - 0.1%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	10,000	10,132
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	55,000	56,762
TOTAL WATER & SEWER		66,894
TOTAL CALIFORNIA		3,202,337
Colorado - 1.9%
General Obligations - 1.7%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	10,161
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2024A, 5% 11/1/2049	1,385,000	1,451,884
TOTAL GENERAL OBLIGATIONS		1,462,045
Health Care - 0.1%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	100,000	71,364
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	10,000	10,972
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	15,000	15,630
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	10,000	10,335
TOTAL HEALTH CARE		108,301
Housing - 0.1%
Colorado Hsg & Fin Auth Series 2026E, 6.5% 11/1/2055 (c)	45,000	51,031
TOTAL COLORADO		1,621,377
Connecticut - 2.1%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	50,000	43,045
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.25% 7/1/2035	125,000	121,488
University Conn Rev Series 2018 A, 3.625% 11/15/2036	30,000	30,181
TOTAL EDUCATION		194,714
General Obligations - 1.1%
Connecticut St Gen. Oblig. 3% 1/15/2039	100,000	91,070
Connecticut St Gen. Oblig. 3% 1/15/2041	50,000	43,829
Connecticut St Gen. Oblig. 3% 6/1/2040	40,000	35,520
Connecticut St Gen. Oblig. 4% 6/1/2034	10,000	10,437
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	78,953
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	30,000	31,804
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	165,000	150,207
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2038	400,000	451,893
TOTAL GENERAL OBLIGATIONS		893,713
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,331
Special Tax - 0.8%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	134,035
Connecticut St Spl Tax Oblig 5% 7/1/2037	15,000	16,568
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	15,000	16,038
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	300,000	322,676
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	150,000	151,186
TOTAL SPECIAL TAX		640,503
TOTAL CONNECTICUT		1,755,261
District Of Columbia - 0.7%
Education - 0.7%
District Columbia Univ Rev (Georgetown Univ, Dc Proj.) 5% tender 4/1/2060 (b)	525,000	577,026
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,156
TOTAL DISTRICT OF COLUMBIA		587,182
District Of Columbia,Maryland,Virginia - 0.4%
Special Tax - 0.4%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	55,000	60,011
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	300,000	308,030
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		368,041
Florida - 2.7%
Education - 0.0%
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	50,000	37,073
General Obligations - 0.8%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	30,000	32,147
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2035 (Assured Guaranty Inc Insured)	45,000	42,823
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2043	390,000	426,703
Miami-Dade Cnty FL Gen. Oblig. Series 2020, 2.25% 7/1/2038	50,000	40,189
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	130,000	139,976
TOTAL GENERAL OBLIGATIONS		681,838
Health Care - 0.9%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	90,000	69,167
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	200,000	217,620
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	195,000	202,915
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	125,000	114,247
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	15,000	15,136
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	150,000	159,568
TOTAL HEALTH CARE		778,653
Housing - 0.8%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	300,000	300,070
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	300,000	333,152
TOTAL HOUSING		633,222
Special Tax - 0.0%
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2036	30,000	30,037
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2037	15,000	15,019
TOTAL SPECIAL TAX		45,056
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	25,760
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	70,000	66,859
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 5% 10/1/2027	55,000	56,830
TOTAL WATER & SEWER		149,449
TOTAL FLORIDA		2,325,291
Georgia - 10.1%
Education - 0.6%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	15,000	15,509
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2019 A, 5% 9/1/2039	100,000	105,539
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	550,000	458,515
TOTAL EDUCATION		579,563
Electric Utilities - 6.3%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.48% 11/1/2062 VRDN (b)(d)	1,750,000	1,750,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.53% 11/1/2062 VRDN (b)(d)	1,360,000	1,360,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 3.5% 7/1/2049 VRDN (b)	550,000	550,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 3.53% 11/1/2052 VRDN (b)(d)	1,400,000	1,400,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	300,000	300,083
TOTAL ELECTRIC UTILITIES		5,360,083
General Obligations - 1.2%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	101,291
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	200,000	214,887
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	650,000	688,010
TOTAL GENERAL OBLIGATIONS		1,004,188
Health Care - 1.3%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	1,280,000	1,032,556
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	65,000	57,026
TOTAL HEALTH CARE		1,089,582
Transportation - 0.7%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2040 (d)	550,000	594,559
TOTAL GEORGIA		8,627,975
Hawaii - 0.6%
General Obligations - 0.6%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2032	190,000	197,146
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	330,000	354,150
TOTAL HAWAII		551,296
Illinois - 6.0%
Education - 0.9%
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2043	95,000	104,149
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	205,000	179,436
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	15,000	15,941
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	300,000	313,944
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	150,000	155,811
TOTAL EDUCATION		769,281
Escrowed/Pre-Refunded - 0.1%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	65,000	65,629
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	5,000	5,087
TOTAL ESCROWED/PRE-REFUNDED		70,716
General Obligations - 0.6%
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	125,000	128,824
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	50,000	50,994
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	200,000	198,125
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	150,000	160,955
TOTAL GENERAL OBLIGATIONS		538,898
Health Care - 1.4%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	100,000	83,065
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	60,000	53,828
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	45,000	46,818
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2033	80,000	80,261
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,911
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	25,000	25,268
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	480,000	427,183
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	70,000	71,486
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	400,000	432,017
TOTAL HEALTH CARE		1,224,837
Housing - 0.0%
Illinois Housing Development Authority Series 2026C, 6.5% 10/1/2056	35,000	40,201
Special Tax - 1.0%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	295,000	324,671
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	150,000	150,341
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	200,000	189,844
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2033 (National Public Finance Guarantee Corporation Insured) (e)	200,000	156,059
TOTAL SPECIAL TAX		820,915
Water & Sewer - 2.0%
Chicago IL Wastewater Transmission Rev Series 2023A, 5.25% 1/1/2048 (Assured Guaranty Inc Insured)	500,000	523,619
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2034	500,000	565,011
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2031	500,000	553,956
TOTAL WATER & SEWER		1,642,586
TOTAL ILLINOIS		5,107,434
Indiana - 0.7%
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,528
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,146
TOTAL HOUSING		41,674
Water & Sewer - 0.7%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2045	500,000	541,942
TOTAL INDIANA		583,616
Iowa - 0.2%
Education - 0.2%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2033 (d)	155,000	165,273
Kansas - 0.7%
Health Care - 0.7%
University Kansas Hosp Auth Hlth Fac Rev Series 2019 B, 3% 3/1/2041	640,000	569,843
Kentucky - 0.5%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	20,000	20,089
General Obligations - 0.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	30,000	31,487
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	20,000	20,930
TOTAL GENERAL OBLIGATIONS		52,417
Health Care - 0.2%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	50,000	50,063
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	20,000	18,074
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2026	20,000	20,020
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2031	60,000	60,630
TOTAL HEALTH CARE		148,787
Industrial Development - 0.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.85% 7/1/2060 VRDN (b)(d)	200,000	200,001
TOTAL KENTUCKY		421,294
Louisiana - 0.8%
Health Care - 0.8%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	415,000	294,766
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	575,000	424,571
TOTAL LOUISIANA		719,337
Maine - 0.4%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	30,000	30,641
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,211
TOTAL EDUCATION		40,852
Health Care - 0.4%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	250,000	261,381
TOTAL MAINE		302,233
Maryland - 1.6%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	60,000	59,999
University MD Sys Auxiliary Fac & Tuition Series 2016 A, 3% 4/1/2035	15,000	15,001
TOTAL EDUCATION		75,000
General Obligations - 1.5%
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	20,000	15,550
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	15,000	15,488
State of Maryland Gen. Oblig. Series 2024 FIRST A, 5% 6/1/2037	1,065,000	1,204,152
TOTAL GENERAL OBLIGATIONS		1,235,190
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	10,000	10,194
Maryland St Dept Transn Cons Series 2020, 5% 10/1/2033	10,000	10,879
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	10,000	8,676
TOTAL SPECIAL TAX		29,749
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 B, 5% 7/1/2032	25,000	25,281
TOTAL MARYLAND		1,365,220
Massachusetts - 4.5%
Education - 0.1%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	33,881
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	55,203
TOTAL EDUCATION		89,084
General Obligations - 2.1%
Arlington MA Series 2021, 2% 9/15/2031	65,000	60,678
Arlington MA Series 2021, 2% 9/15/2035	100,000	86,026
Arlington MA Series 2021, 2% 9/15/2036	165,000	138,533
Billerica MA Gen. Oblig. Series 2017A, 3.25% 2/1/2036	10,000	9,814
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	20,345
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2037	125,000	118,092
Lunenburg Mass Gen. Oblig. 3.125% 1/15/2039	25,000	23,512
Massachusetts St Gen. Oblig. 5% 4/1/2047	400,000	424,391
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	25,711
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	340,000	354,645
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	5,000	5,149
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	215,000	163,880
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	125,000	139,234
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	100,000	111,507
Pentucket MA Regl Sch Dist 3% 9/1/2043	200,000	170,036
TOTAL GENERAL OBLIGATIONS		1,851,553
Health Care - 0.5%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,395
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	64,183
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	265,000	235,954
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,522
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	65,000	62,293
TOTAL HEALTH CARE		399,347
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	49,438
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	5,000	5,465
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	100,000	104,823
TOTAL SPECIAL TAX		159,726
Water & Sewer - 1.6%
Boston MA Wtr & Swr Commn Series 2016B, 3% 11/1/2041	245,000	216,321
Massachusetts Clean Water Trust/The Series 27, 5% 2/1/2045	1,000,000	1,099,489
TOTAL WATER & SEWER		1,315,810
TOTAL MASSACHUSETTS		3,815,520
Michigan - 1.8%
Education - 0.5%
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	50,000	43,988
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	100,000	105,759
University MI Univ Revs Series 2020 A, 5% 4/1/2039	15,000	16,053
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	250,000	286,209
TOTAL EDUCATION		452,009
Health Care - 0.1%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	20,000	20,215
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	40,000	28,966
TOTAL HEALTH CARE		49,181
Water & Sewer - 1.2%
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2029	30,000	31,149
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2035	15,000	15,475
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2020 B, 5% 7/1/2045	430,000	446,972
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	500,000	536,396
TOTAL WATER & SEWER		1,029,992
TOTAL MICHIGAN		1,531,182
Minnesota - 1.5%
Education - 0.3%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	250,000	256,868
General Obligations - 0.6%
Bemidji Minn Gen. Oblig. Series 2017A, 3% 2/1/2034 (Assured Guaranty Inc Insured)	60,000	58,912
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,238
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	10,000	10,765
South Washington Cnty MN Ind Sch Dist No 833 Series 2022A, 5% 2/1/2032 (Minnesota St Guaranteed)	400,000	431,847
TOTAL GENERAL OBLIGATIONS		516,762
Health Care - 0.5%
Maple Grove MN Health Care Sys Rev Series 2017, 3.375% 5/1/2033 (North Memorial Med Center, MN Guaranteed)	50,000	47,074
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	200,000	206,009
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	60,000	58,184
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	105,000	99,795
TOTAL HEALTH CARE		411,062
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	96,070	80,007
TOTAL MINNESOTA		1,264,699
Mississippi - 0.2%
Industrial Development - 0.2%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.48% 12/1/2027 VRDN (b)(d)	200,000	200,000
Missouri - 1.6%
General Obligations - 0.8%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	500,000	537,236
St Louis County Library District 3% 4/1/2046	255,000	202,805
TOTAL GENERAL OBLIGATIONS		740,041
Housing - 0.4%
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	300,000	309,543
Industrial Development - 0.4%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (d)	300,000	316,131
TOTAL MISSOURI		1,365,715
Montana - 1.4%
Housing - 1.4%
Montana St Brd Hsg Single Family Mtg Series 2026A, 4.65% 12/1/2046	1,200,000	1,193,129
Nebraska - 0.4%
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	200,000	213,978
Health Care - 0.1%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	134,916
TOTAL NEBRASKA		348,894
Nevada - 0.1%
Special Tax - 0.1%
Las Vegas Convention & Visitors Authority Series 2022B, 5% 7/1/2037	90,000	98,198
New Hampshire - 0.6%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (d)	50,000	53,888
General Obligations - 0.5%
Nashua NH Gen. Oblig. 2.25% 8/1/2045	680,000	466,104
TOTAL NEW HAMPSHIRE		519,992
New Jersey - 1.5%
Education - 0.8%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	350,000	360,050
New Jersey Educational Facilities Authority (College (The) of New Jersey,Nj Proj.) Series 2016 F, 3% 7/1/2040	325,000	280,933
TOTAL EDUCATION		640,983
General Obligations - 0.7%
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	115,000	103,653
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	15,000	14,395
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	50,000	41,934
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	103,965
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	105,628
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	105,003
New Jersey Trans Trust Fund Auth Series 2022 BB, 5% 6/15/2031	130,000	143,470
Ocean City NJ Gen. Oblig. 2% 10/15/2030	25,000	23,224
TOTAL GENERAL OBLIGATIONS		641,272
TOTAL NEW JERSEY		1,282,255
New Mexico - 0.8%
General Obligations - 0.2%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	200,000	212,589
Housing - 0.6%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2026C, 4.7% 9/1/2051 (c)	500,000	499,534
TOTAL NEW MEXICO		712,123
New York - 8.6%
Education - 0.3%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	60,000	62,164
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2017 D, 4% 7/1/2043	45,000	44,387
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2036	10,000	10,429
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2029	110,000	117,548
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	10,000	8,786
TOTAL EDUCATION		243,314
Electric Utilities - 0.6%
Long Island Pwr Auth NY Elec 5% 9/1/2035	10,000	10,728
Long Island Pwr Auth NY Elec 5% 9/1/2038	170,000	181,378
Long Island Pwr Auth NY Elec Series 2021A, 4% 9/1/2037	75,000	76,990
Utility Debt Securitization Authority Series 2025 TE 1, 5% 12/15/2045	250,000	272,750
TOTAL ELECTRIC UTILITIES		541,846
General Obligations - 2.2%
City of New York NY Gen. Oblig. 5% 8/1/2047	290,000	298,120
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	190,000	191,063
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5% 3/1/2043	535,000	574,077
City of New York NY Series FISCAL 2023E SUB E1, 5.25% 4/1/2047	500,000	524,921
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	75,000	62,392
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	95,000	82,432
Suffolk Cnty NY Gen. Oblig. Series 2017 C, 4% 2/1/2028 (Build America Mutual Assurance Co Insured)	100,000	102,773
TOTAL GENERAL OBLIGATIONS		1,835,778
Housing - 0.3%
New York NY City Hsg Dev Corp Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 C, 2.15% 8/1/2035	340,000	290,064
Special Tax - 2.9%
Battery Pk City Auth NY Rev Series 2025, 5.25% 11/1/2055	600,000	639,276
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	100,000	72,701
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	15,000	15,255
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2031	275,000	303,934
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	250,000	274,518
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5.5% 3/15/2053	1,000,000	1,076,290
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,842
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	85,000	89,924
TOTAL SPECIAL TAX		2,502,740
Transportation - 0.6%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	20,731
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	52,212
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	135,000	140,459
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	73,040
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	20,000	22,538
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051	215,000	157,190
TOTAL TRANSPORTATION		466,170
Water & Sewer - 1.7%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	1,000,000	1,082,039
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	350,000	367,688
TOTAL WATER & SEWER		1,449,727
TOTAL NEW YORK		7,329,639
Non-state Specific - 0.4%
Housing - 0.4%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (b)	301,000	309,277
North Carolina - 2.4%
Education - 0.1%
University NC Chapel Hill Rev (University NC Chapel Hill Rev Proj.) Series 2021B, 5% 12/1/2038	100,000	109,099
Health Care - 1.8%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,386
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,760,000	1,431,317
TOTAL HEALTH CARE		1,457,703
Housing - 0.5%
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	400,000	452,747
TOTAL NORTH CAROLINA		2,019,549
Ohio - 2.7%
Education - 0.0%
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2029	25,000	26,080
Electric Utilities - 0.2%
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(d)	195,000	196,634
General Obligations - 1.5%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	125,000	120,294
Forest Hills OH Loc Sch Dist Series 2015, 3.25% 12/1/2038	15,000	14,079
Franklin OH City Sch Dist Series 2021 A, 3% 11/1/2050	440,000	317,403
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	180,000	192,976
State of Ohio Gen. Oblig. 5% 3/1/2042	200,000	221,149
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,469
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	400,000	325,644
Willoughby-Eastlake Ohio Csd Series 2016, 3.375% 12/1/2036	20,000	18,997
TOTAL GENERAL OBLIGATIONS		1,231,011
Health Care - 0.5%
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 3.75% 8/15/2050	250,000	208,100
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	47,640
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	30,000	24,019
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	120,000	110,549
TOTAL HEALTH CARE		390,308
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	15,000	16,082
Water & Sewer - 0.5%
Northeast OH Regl Swr Wstwtr Rev Series 2017, 3.25% 11/15/2040	350,000	321,644
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2033	20,000	19,693
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	25,000	24,160
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	80,000	71,721
TOTAL WATER & SEWER		437,218
TOTAL OHIO		2,297,333
Oklahoma - 2.4%
Education - 0.5%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	15,000	16,302
University of Oklahoma/The Series 2024A, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	410,000	424,976
TOTAL EDUCATION		441,278
Housing - 1.9%
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.8% 3/1/2057	100,000	98,690
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2026A, 4.75% 9/1/2051	1,500,000	1,504,083
TOTAL HOUSING		1,602,773
TOTAL OKLAHOMA		2,044,051
Oregon - 1.0%
Health Care - 0.5%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	15,000	15,731
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	140,000	150,515
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	350,000	254,929
TOTAL HEALTH CARE		421,175
Special Tax - 0.5%
Oregon St Dept Admin Lottery 5.25% 4/1/2043	400,000	450,376
TOTAL OREGON		871,551
Pennsylvania - 0.9%
General Obligations - 0.5%
Allegheny County PA Gen. Oblig. Series C 78, 3% 11/1/2036	20,000	18,554
Bethlehem PA Area School Dist 3% 2/1/2036	40,000	38,102
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2035	105,000	108,491
Lackawanna Cnty PA Gen. Oblig. Series 2017, 3.375% 9/1/2035 (Build America Mutual Assurance Co Insured)	70,000	69,674
Penn Hills School District Series 2020, 3% 10/1/2037	75,000	68,398
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	205,000	195,028
TOTAL GENERAL OBLIGATIONS		498,247
Health Care - 0.4%
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 4% 10/1/2042	200,000	190,803
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	45,000	45,362
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	30,000	30,320
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,523
TOTAL HEALTH CARE		277,008
TOTAL PENNSYLVANIA		775,255
Rhode Island - 0.0%
Education - 0.0%
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (d)	20,000	20,873
South Carolina - 1.3%
Education - 0.4%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	326,056
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev 5% 12/1/2038	260,000	260,298
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	100,000	109,188
TOTAL ELECTRIC UTILITIES		369,486
Escrowed/Pre-Refunded - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2038	120,000	120,222
General Obligations - 0.4%
Greenwood Fifty Sch Facs Inc SC Installment Pur Rev Series 2016, 3% 12/1/2030 (Build America Mutual Assurance Co Insured)	45,000	43,921
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	205,000	220,029
TOTAL GENERAL OBLIGATIONS		263,950
TOTAL SOUTH CAROLINA		1,079,714
South Dakota - 0.4%
Housing - 0.4%
South Dakota Hsg Dev Aut Series 2025E, 6.25% 5/1/2056	310,000	350,580
Tennessee - 3.1%
Education - 0.3%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	10,000	9,447
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2049	235,000	247,157
TOTAL EDUCATION		256,604
General Obligations - 0.4%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	300,000	317,680
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3% 8/1/2039	105,000	91,058
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	25,000	25,295
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	95,000	92,933
TOTAL HEALTH CARE		209,286
Housing - 1.3%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	250,000	250,056
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	300,000	335,016
Tennessee Hsg Dev Agy Residential Fin Prog Rev Series 2026 1, 4.7% 7/1/2051 (c)	500,000	500,706
TOTAL HOUSING		1,085,778
Water & Sewer - 0.9%
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2021 A, 3% 7/1/2041	900,000	785,523
TOTAL TENNESSEE		2,654,871
Texas - 11.2%
Education - 3.5%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	200,000	167,462
Board of Regents of the University of Texas System Series 2026A, 5% 8/15/2043	1,000,000	1,108,974
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	20,000	17,970
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2030	700,000	720,099
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2031	630,000	647,471
Texas A&M Univ Perm Univ Fund 5% 7/1/2042	140,000	150,435
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	70,000	68,433
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	35,000	30,870
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	60,000	65,808
TOTAL EDUCATION		2,977,522
Electric Utilities - 0.7%
San Antonio TX Elec & Gas Rev 5% 2/1/2042	35,000	38,032
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	500,000	538,925
TOTAL ELECTRIC UTILITIES		576,957
General Obligations - 3.9%
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	150,000	167,103
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2039 (City of Garland TX Guaranteed)	200,000	220,151
County of Collin TX Gen. Oblig. 5% 2/15/2030	155,000	164,505
County of Collin TX Gen. Oblig. Series 2019, 3.25% 2/15/2037	150,000	141,186
Dallas TX Gen. Oblig. Series 2019 B, 3% 2/15/2036	185,000	170,691
Dallas TX Gen. Oblig. Series 2019A, 3% 2/15/2036	310,000	285,671
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2037	105,000	115,601
Denton Cnty TX Gen. Oblig. Series 2016, 3% 7/15/2034	50,000	48,778
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2031	650,000	720,499
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	165,000	155,100
Leander Independent School District Series 2019C, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	180,000	188,945
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	135,000	146,149
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	25,000	27,268
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed) (c)	500,000	520,923
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,047
Williamson Cnty Tex Gen. Oblig. Series 2020, 5% 2/15/2032	165,000	173,900
TOTAL GENERAL OBLIGATIONS		3,297,517
Health Care - 1.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 3% 11/15/2032	135,000	130,130
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2026A, 5% 12/1/2033	1,000,000	1,125,238
TOTAL HEALTH CARE		1,255,368
Housing - 0.6%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	250,000	250,592
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	350,000	357,271
TOTAL HOUSING		607,863
Transportation - 0.0%
North TX Twy Auth Rev 3% 1/1/2046	25,000	19,911
Water & Sewer - 1.0%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	40,000	44,478
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	25,000	27,325
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2040	25,000	27,636
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	200,000	220,342
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,254
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	15,000	15,613
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	275,000	307,250
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	40,000	45,278
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	145,000	162,855
TOTAL WATER & SEWER		861,031
TOTAL TEXAS		9,596,169
Utah - 0.1%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	40,000	31,121
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	4,645	3,686
Special Tax - 0.1%
Utah Tran Auth Sales Tax Rev Series 2019A, 3% 12/15/2044	60,000	49,611
TOTAL UTAH		84,418
Virginia - 1.5%
General Obligations - 0.7%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,391
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	315,000	300,860
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	20,000	18,251
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2027	20,000	20,501
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2029	60,000	62,242
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) Series 2019, 3% 5/15/2033	225,000	222,445
TOTAL GENERAL OBLIGATIONS		634,690
Health Care - 0.8%
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	650,000	651,380
Virginia Comwlth Univ Health Sys Auth Rev Series A, 5% 7/1/2028	5,000	5,128
TOTAL HEALTH CARE		656,508
TOTAL VIRGINIA		1,291,198
Washington - 3.1%
Electric Utilities - 1.0%
Energy Norwthwest WA Elec Rev 5% 7/1/2043 (Bonneville Power Administration Guaranteed)	400,000	439,546
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	100,000	107,909
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	250,000	248,852
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	50,000	55,822
TOTAL ELECTRIC UTILITIES		852,129
General Obligations - 0.9%
State of Washington Gen. Oblig. 5% 2/1/2042	105,000	113,590
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	51,513
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	60,000	61,816
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	10,000	10,646
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	195,000	205,086
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2042	40,000	42,620
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	125,000	135,173
State of Washington Gen. Oblig. Series 2025C, 5% 2/1/2036	30,000	34,434
State of Washington Gen. Oblig. Series R 2025 A, 5% 7/1/2039	80,000	89,106
TOTAL GENERAL OBLIGATIONS		743,984
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,393
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	130,000	128,124
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	40,000	41,721
TOTAL HEALTH CARE		195,238
Housing - 0.5%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	120,000	123,512
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2040	250,000	261,713
TOTAL HOUSING		385,225
Water & Sewer - 0.5%
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2033	400,000	455,417
TOTAL WASHINGTON		2,631,993
West Virginia - 0.4%
Health Care - 0.4%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	100,000	94,945
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	115,000	103,665
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	120,000	128,075
TOTAL WEST VIRGINIA		326,685
Wisconsin - 2.5%
Escrowed/Pre-Refunded - 0.0%
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	15,000	15,000
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,181
TOTAL ESCROWED/PRE-REFUNDED		20,181
General Obligations - 0.6%
Sun Prairie WI Area Sch Dist Series 2017, 3.5% 3/1/2037	20,000	19,979
Wisconsin St Gen. Oblig. Series 2024A, 5% 5/1/2040	50,000	54,944
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	200,000	229,749
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	170,000	195,747
TOTAL GENERAL OBLIGATIONS		500,419
Health Care - 1.9%
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	300,000	303,312
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2040	540,000	556,390
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	100,000	99,448
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2019, 3.125% 12/15/2044	255,000	214,205
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	330,000	274,749
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	53,055
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	50,000	54,313
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	100,000	96,139
TOTAL HEALTH CARE		1,651,611
TOTAL WISCONSIN		2,172,211
TOTAL MUNICIPAL SECURITIES (Cost $85,390,966)		86,548,408

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $270,027)	3.54	269,973	270,027

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $85,660,993)	86,818,435
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(1,444,790)
NET ASSETS - 100.0%	85,373,645

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Zero coupon bond which is issued at a discount.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	6,982,944	1,943,839	8,656,756	4,856	-	-	270,027	269,973	0.0%
Total	6,982,944	1,943,839	8,656,756	4,856	-	-	270,027

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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